Cover		3 Months Ended	6 Months Ended
	Aug. 04, 2021	Jun. 30, 2021	Jun. 30, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Aug. 04, 2021
Entity Registrant Name		CLEARWATER PAPER CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number			001-34146
Entity Tax Identification Number			20-3594554
Entity Address, Address Line One			601 West Riverside,
Entity Address, Address Line Two			Suite 1100
Entity Address, Postal Zip Code			99201
Entity Address, State or Province			WA
Entity Address, City or Town			Spokane,
City Area Code			509
Local Phone Number			344-5900
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Title of 12(b) Security			Common Stock, par value $0.0001 per share
Trading Symbol			CLW
Security Exchange Name			NYSE
Entity Emerging Growth Company			false
Entity Central Index Key			0001441236
Amendment Flag			false